Securities	12 Months Ended
Dec. 31, 2011
Securities [Abstract]
Securities

NOTE 2 – SECURITIES

The following table summarizes the amortized cost and fair value of the available-for-sale securities portfolio at December 31, 2011 and 2010 and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income (loss):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
2011
U.S. federal agency	$12,187	$414	$—	$12,601
State and municipal	40,012	3,094	—	43,106
Mortgage-backed securities – residential	30,946	872	(29)	31,789
Government agency sponsored collateralized mortgage obligations	43,491	1,001	(14)	44,478

Total	$126,636	$5,381	$(43)	$131,974

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Costs	Gains	Losses	Value
2010
U.S. federal agency	$20,950	$311	$(181)	$21,080
State and municipal	39,779	503	(454)	39,828
Mortgage-backed securities – residential	25,009	643	(222)	25,430
Government agency sponsored collateralized mortgage obligations	32,943	503	(437)	33,009
Privately held collateralized mortgage obligations	29	1	—	30

Total	$118,710	$1,961	$(1,294)	$119,377

At December 31, 2011 and 2010, mortgage backed securities available-for-sale consisted solely of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association issues.

The proceeds from sales of securities available-for-sale were as follows:

	2011	2010

Proceeds	$39,873	$41,904
Gross gains	687	1,110
Gross losses	(60)	(28)

Proceeds from calls of securities available for sale during the years ended December 31, 2011 and 2010 were $5,045 and $22,601 with gross gains of $0 and $12 and gross losses of $0 and $(31).

The amortized cost and fair value of the investment securities portfolio are shown by expected maturity. Securities not due at a single maturity date, primarily mortgage-backed securities and CMOs, are shown separately.

	December 31, 2011
	Amortized	Fair
	Cost	Value

Due in one year or less	$335	$335
Due from one to five years	11,105	11,671
Due from five to ten years	10,485	11,323
Due after ten years	30,274	32,378

Subtotal	52,199	55,707
Mortgage-backed securities and CMOs	74,437	76,267

Total	$126,636	$131,974

Securities pledged at year-end 2011 and 2010 had a carrying amount of approximately $33,661 and $36,195 and were pledged to secure public deposits, FHLB advances, short-term borrowings through the Federal Reserve Bank discount window, treasury tax and loan payments and cash flow hedges.

At year-end 2011 and 2010, there were no holdings of securities of any one issuer, other than the U.S. Government and its agencies, in an amount greater than 10% of shareholders' equity.

Securities with unrealized losses at year-end 2011, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

December 31, 2011	Continuing Unrealized Loss For Less Than 12 Months		Continuing Unrealized Loss For 12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Loss	Value	Loss	Value	Loss

Mortgage-backed securities – residential	$5,646	$(29)	$—	$—	$5,646	$(29)
Government agency sponsored collateralized mortgage obligations	2,147	(14)	—	—	2,147	(14)

Total temporarily impaired	$7,793	$(43)	$—	$—	$7,793	$(43)

Securities with unrealized losses at year-end 2010, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

December 31, 2010	Continuing Unrealized Loss For Less Than 12 Months		Continuing Unrealized Loss For 12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Loss	Value	Loss	Value	Loss

U.S. federal agency	$9,935	$(181)	$—	$—	$9,935	$(181)
State and municipal	16,766	(454)	—	—	16,766	(454)
Government agency sponsored collateralized mortgage obligations	11,718	(222)	—	—	11,718	(222)
Privately held collateralized mortgage obligations			—	—
Corporate debt securities	13,615	(437)	—	—	13,615	(437)

Total temporarily impaired	$52,034	$(1,294)	$—	$—	$52,034	$(1,294)

At December 31, 2011, the Company held 6 investments in debt securities which were in an unrealized loss position of which all were in an unrealized loss position for less than twelve months. Management periodically evaluates each investment security for potential other than temporary impairment, relying primarily on industry analyst reports and observation of market conditions and interest rate fluctuations. Management believes it will be able to collect all amounts due according to the contractual terms of the underlying investment securities and that the noted declines in fair value are considered temporary and due only to normal market interest rate fluctuations. The Company does not intend to sell the securities and it is not more likely than not it will be required to sell these debt securities before their anticipated recovery.